Acquisitions/Divestitures (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions/Divestitures
Business acquisition, purchase price allocation

2011 Acquisitions

($ in millions)

	Amortization	Total
	Life (in Years)	Acquisitions
Current assets		$251
Fixed assets/noncurrent assets		88
Intangible assets
Goodwill	N/A	1,291
Completed technology	7	320
Client relationships	7	222
Patents/trademarks	1 to 7	17
Total assets acquired		2,190
Current liabilities		(191)
Noncurrent liabilities		(150)
Total liabilities assumed		(341)
Total purchase price		$1,849

N/A—Not applicable

2010 Acquisitions

($ in millions)

	Amortization		Sterling	Other
	Life (in Years)	Netezza	Commerce	Acquisitions
Current assets		$218	$196	$377
Fixed assets/noncurrent assets		73	106	209
Intangible assets
Goodwill	N/A	1,410	1,032	2,312
Completed technology	3 to 7	202	218	493
Client relationships	2 to 7	52	244	293
In-process R&D	5	4	—	17
Patents/trademarks	1 to 7	16	14	27
Total assets acquired		1,975	1,810	3,728
Current liabilities		(9)	(129)	(161)
Noncurrent liabilities		(120)	(266)	(291)
Total liabilities assumed		(128)	(395)	(452)
Total purchase price		$1,847	$1,415	$3,277

N/A—Not applicable

2009 Acquisitions

($ in millions)

	Amortization Life		Other
	(in Years)	SPSS	Acquisitions
Current assets		$397	$13
Fixed assets/noncurrent assets		20	1
Intangible assets
Goodwill	N/A	748	255
Completed technology	4 to 7	105	39
Client relationships	5 to 7	30	20
Other identifiable assets	1 to 7	36	1
Total assets acquired		1,336	330
Current liabilities		(157)	(34)
Noncurrent liabilities		(2)	0
Total liabilities assumed		(160)	(35)
Total purchase price		$1,177	$295

N/A—Not applicable